Form N-1A Supplement	Jul. 24, 2026
Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BAILLIE GIFFORD ETF TRUST

Baillie Gifford U.S. Equity Growth ETF

(the “Fund”)

Supplement dated July 24, 2026 to the Prospectus and the Statement of Additional Information (“SAI”), each dated June 1, 2026, as supplemented or revised from time to time